Guarantor Financial Information (Condensed Consolidating Statement of Comprehensive Income (Loss) Information) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Service revenues									$ 27,844	$ 24,821	$ 22,375
Equipment revenues									8,727	6,718	6,789
Other revenues									919	928	756
Total revenues	$ 10,234	$ 9,305	$ 9,287	$ 8,664	$ 8,331	$ 7,957	$ 8,292	$ 7,887	37,490	32,467	29,920
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									5,731	5,554	5,788
Cost of equipment sales									10,819	9,344	9,621
Selling, general and administrative									11,378	10,189	8,863
Depreciation and amortization									6,243	4,688	4,412
Cost of MetroPCS business combination	(6)	15	59	36	21	193	34	128	104	376	299
Gains on disposal of spectrum licenses	0	(199)	0	(636)	(139)	(1)	(23)	0	(835)	(163)	(840)
Other, net									0	0	5
Total operating expenses									33,440	29,988	28,148
Operating income	1,001	1,048	833	1,168	922	621	710	226	4,050	2,479	1,772
Other income (expense)
Interest expense									(1,418)	(1,085)	(1,073)
Interest expense to affiliates									(312)	(411)	(278)
Interest income									13	6	3
Other income (expense), net									(6)	(11)	(11)
Total other expense, net									(1,723)	(1,501)	(1,359)
Income before income taxes									2,327	978	413
Income tax (expense) benefit									(867)	(245)	(166)
Earnings (loss) of subsidiaries									0	0	0
Net income	390	366	225	479	297	138	361	(63)	1,460	733	247
Dividends on preferred stock	(14)	(13)	(14)	(14)	(14)	(13)	(14)	(14)	(55)	(55)	0
Net income attributable to common stockholders	$ 376	$ 353	$ 211	$ 465	$ 283	$ 125	$ 347	$ (77)	1,405	678	247
Other comprehensive income (loss), net of tax									2	(2)	(2)
Total comprehensive income									1,462	731	245
Consolidating and Eliminating Adjustments [Member]
Revenues
Service revenues									(792)	(596)	(410)
Equipment revenues									(418)	(430)	(530)
Other revenues									(18)	(14)	(10)
Total revenues									(1,228)	(1,040)	(950)
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									(417)	(431)	(572)
Selling, general and administrative									(811)	(609)	(378)
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination									0	0	0
Gains on disposal of spectrum licenses									0	0	0
Other, net											0
Total operating expenses									(1,228)	(1,040)	(950)
Operating income									0	0	0
Other income (expense)
Interest expense									0	0	0
Interest expense to affiliates									0	0	0
Interest income									0	0	0
Other income (expense), net									0	0	0
Total other expense, net									0	0	0
Income before income taxes									0	0	0
Income tax (expense) benefit									0		0
Earnings (loss) of subsidiaries									(4,326)	(2,683)	(1,471)
Net income									(4,326)	(2,683)	(1,471)
Dividends on preferred stock									0	0
Net income attributable to common stockholders									(4,326)	(2,683)
Other comprehensive income (loss), net of tax									(6)	4	4
Total comprehensive income									(4,332)	(2,679)	(1,467)
Parent [Member]
Revenues
Service revenues									0	0	0
Equipment revenues									0	0	0
Other revenues									0	0	0
Total revenues									0	0	0
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									0	0	0
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination									0	0	0
Gains on disposal of spectrum licenses									0	0	0
Other, net											0
Total operating expenses									0	0	0
Operating income									0	0	0
Other income (expense)
Interest expense									0	0	0
Interest expense to affiliates									0	0	0
Interest income									0	0	0
Other income (expense), net									0	0	0
Total other expense, net									0	0	0
Income before income taxes									0	0	0
Income tax (expense) benefit									0		0
Earnings (loss) of subsidiaries									1,460	733	247
Net income									1,460	733	247
Dividends on preferred stock									(55)	(55)
Net income attributable to common stockholders									1,405	678
Other comprehensive income (loss), net of tax									2	(2)	(2)
Total comprehensive income									1,462	731	245
Issuer [Member]
Revenues
Service revenues									0	0	0
Equipment revenues									0	0	0
Other revenues									3	1	0
Total revenues									3	1	0
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									0	0	0
Cost of equipment sales									0	0	0
Selling, general and administrative									0	0	0
Depreciation and amortization									0	0	0
Cost of MetroPCS business combination									0	0	0
Gains on disposal of spectrum licenses									0	0	0
Other, net											0
Total operating expenses									0	0	0
Operating income									3	1	0
Other income (expense)
Interest expense									(1,147)	(847)	(838)
Interest expense to affiliates									(312)	(411)	(278)
Interest income									31	2	0
Other income (expense), net									2	(10)	(15)
Total other expense, net									(1,426)	(1,266)	(1,131)
Income before income taxes									(1,423)	(1,265)	(1,131)
Income tax (expense) benefit									0		0
Earnings (loss) of subsidiaries									2,883	1,998	1,278
Net income									1,460	733	147
Dividends on preferred stock									0	0
Net income attributable to common stockholders									1,460	733
Other comprehensive income (loss), net of tax									2	(2)	(2)
Total comprehensive income									1,462	731	145
Guarantor Subsidiaries [Member]
Revenues
Service revenues									26,613	23,748	21,483
Equipment revenues									9,145	7,148	7,319
Other revenues									739	770	626
Total revenues									36,497	31,666	29,428
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									5,707	5,530	5,767
Cost of equipment sales									10,209	9,055	9,491
Selling, general and administrative									11,321	10,065	8,723
Depreciation and amortization									6,165	4,605	4,330
Cost of MetroPCS business combination									104	376	299
Gains on disposal of spectrum licenses									(835)	(163)	(840)
Other, net											5
Total operating expenses									32,671	29,468	27,775
Operating income									3,826	2,198	1,653
Other income (expense)
Interest expense									(82)	(50)	(55)
Interest expense to affiliates									0	0	0
Interest income									(18)	4	3
Other income (expense), net									(8)	0	4
Total other expense, net									(108)	(46)	(48)
Income before income taxes									3,718	2,152	1,605
Income tax (expense) benefit									(857)	(214)	(189)
Earnings (loss) of subsidiaries									(17)	(48)	(54)
Net income									2,844	1,890	1,362
Dividends on preferred stock									0	0
Net income attributable to common stockholders									2,844	1,890
Other comprehensive income (loss), net of tax									2	(2)	(2)
Total comprehensive income									2,846	1,888	1,360
Non-Guarantor Subsidiaries [Member]
Revenues
Service revenues									2,023	1,669	1,302
Equipment revenues									0	0	0
Other revenues									195	171	140
Total revenues									2,218	1,840	1,442
Operating expenses
Cost of services, exclusive of depreciation and amortization shown separately below									24	24	21
Cost of equipment sales									1,027	720	702
Selling, general and administrative									868	733	518
Depreciation and amortization									78	83	82
Cost of MetroPCS business combination									0	0	0
Gains on disposal of spectrum licenses									0	0	0
Other, net											0
Total operating expenses									1,997	1,560	1,323
Operating income									221	280	119
Other income (expense)
Interest expense									(189)	(188)	(180)
Interest expense to affiliates									0	0	0
Interest income									0	0	0
Other income (expense), net									0	(1)	0
Total other expense, net									(189)	(189)	(180)
Income before income taxes									32	91	(61)
Income tax (expense) benefit									(10)	(31)	23
Earnings (loss) of subsidiaries									0	0	0
Net income									22	60	(38)
Dividends on preferred stock									0	0
Net income attributable to common stockholders									22	60
Other comprehensive income (loss), net of tax									2	0	0
Total comprehensive income									$ 24	$ 60	$ (38)